Investments (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Gross gains from sales of bonds and notes	$ 1	$ 17	$ 17
Other	(142)
Realized capital gains (losses) before taxes and transfer to IMR	(141)	17	17
Tax on realized capital gains (losses)	(100)	(24)	(155)
Transfer to interest maintenance reserve	0	(13)	(13)
Net realized capital (losses)	$ (241)	$ (20)	$ (151)